Note 03 - Assets and liabilities disposed (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities disposed
Total cash consideration received for dispositions of subsidiaries/businesses	€ 3	€ 117	€ 488
of which: in cash	€ 3	€ 99	€ 439